Cash and cash equivalents and short-term deposit (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents and Short-Term Deposit [Abstract]
Schedule of cash and cash equivalents and short-term deposit
	December 31, 2021		December 31, 2022
(In thousands)	Original currency	US$ equivalent	Original currency	US$ Equivalent
US$	3,195	3,195	6,276	6,276
RMB	13,433	2,107	27,129	3,895
JPY	158,479	1,192	448,139	3,370
HKD	5,791	743	5,411	695
Others		827		882
Total		8,064		15,118